DEBT FACILITIES - Financing Activities (Details) $ in Millions	12 Months Ended
Mar. 31, 2019 CAD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	$ 1,260.9
Proceeds, net of transaction costs	1,704.3
Repayments	(843.7)
Total changes from financing cash flows	860.6
Additions through a business combination	152.8
Effect of foreign currency exchange differences	29.3
Interests	14.6
Others	10.1
Non-cash changes	54.0
Liabilities arising from financing activities, end	2,328.3
Revolving Unsecured Credit Facilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	0.0
Proceeds, net of transaction costs	749.0
Repayments	(749.0)
Total changes from financing cash flows	0.0
Additions through a business combination	0.0
Effect of foreign currency exchange differences	0.0
Interests	0.0
Others	0.0
Non-cash changes	0.0
Liabilities arising from financing activities, end	0.0
Long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	1,115.5
Proceeds, net of transaction costs	955.3
Repayments	(72.7)
Total changes from financing cash flows	882.6
Additions through a business combination	15.2
Effect of foreign currency exchange differences	24.3
Interests	13.8
Others	17.6
Non-cash changes	55.7
Liabilities arising from financing activities, end	2,069.0
Finance Leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	145.4
Proceeds, net of transaction costs	0.0
Repayments	(22.0)
Total changes from financing cash flows	(22.0)
Additions through a business combination	137.6
Effect of foreign currency exchange differences	5.0
Interests	0.8
Others	(7.5)
Non-cash changes	(1.7)
Liabilities arising from financing activities, end	$ 259.3